Inventory - Summary of Inventory Net of Reserves (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventory net	$ 6,636	$ 5,872	$ 1,980
Aircraft parts [Member]
Inventory [Line Items]
Inventory net	5,351	3,350	1,962
Material and supplies [Member]
Inventory [Line Items]
Inventory net	$ 1,285	$ 2,522	$ 18